FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Jan. 01, 2023 USD ($) pound gal	Jan. 02, 2022 USD ($) gal pound
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ 5,000	$ 57,977
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	118.9	251.0
Financial assets, fair value	$ 5,105	$ 56,419
Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	1.7	5.7
Financial assets, fair value	$ (105)	$ 1,558
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(358)	(102)
Accounts payable and accrued liabilities (1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities (1) | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(358)	(102)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	5,358	58,079
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	5,105	56,419
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 253	$ 1,660